UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-06665

T. Rowe Price Mid-Cap Growth Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Item 1. Schedule of Investments

Mid-Cap Growth Fund	September 30, 2013

T. Rowe Price Mid-Cap Growth Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	Value
COMMON STOCKS 95.6%		
CONSUMER DISCRETIONARY 15.9%		
Automobiles 1.2%		
Harley-Davidson	2,500,000	160,600
Tesla Motors (1)	500,000	96,710
		257,310
Hotels, Restaurants & Leisure 3.4%		
Chipotle Mexican Grill (1)	200,000	85,740
Choice Hotels International	2,550,000	110,134
Marriott, Class A	4,000,000	168,240
Norwegian Cruise Line Holdings (1)	5,000,000	154,250
Panera Bread, Class A (1)	400,000	63,412
Tim Hortons	3,000,000	174,000
		755,776
Household Durables 0.5%		
Harman International	1,750,000	115,903
		115,903
Internet & Catalog Retail 2.1%		
Groupon (1)	11,000,000	123,310
Netflix (1)	500,000	154,605
TripAdvisor (1)	2,250,000	170,640
		448,555
Media 1.3%		
Charter Communications, Class A (1)	1,750,000	235,830
Discovery Communications, Class C (1)	750,000	58,590
		294,420
Multiline Retail 2.8%		
Dollar General (1)	4,500,000	254,070
Dollar Tree (1)	3,250,000	185,770

Kohl's	3,500,000	181,125
		620,965
Specialty Retail 4.6%		
AutoZone (1)	500,000	211,365
CarMax (1)	7,250,000	351,407
DSW, Class A	1,500,000	127,980
L Brands	1,450,000	88,595
O'Reilly Automotive (1)	1,750,000	223,283
		1,002,630
Total Consumer Discretionary		3,495,559
CONSUMER STAPLES 3.6%		
Food & Staples Retailing 0.9%		
Fresh Market (1)	1,000,000	47,310
Sprouts Farmers Market (1)	265,900	11,803
Whole Foods Market	2,500,000	146,250
		205,363
Food Products 2.7%		
Dean Foods (1)(2)	6,500,000	125,450
Green Mountain Coffee (1)	2,200,000	165,726
TreeHouse Foods (1)	2,000,000	133,660
Whitewave Foods, Class A (1)	7,868,500	157,134
		581,970
Total Consumer Staples		787,333
ENERGY 6.2%		
Oil, Gas & Consumable Fuels 6.2%		
Concho Resources (1)	1,536,300	167,165
CONSOL Energy	3,500,000	117,775
EQT	3,500,000	310,520
Pioneer Natural Resources	1,000,000	188,800

Range Resources	3,250,000	246,642
SM Energy (2)	3,500,000	270,165
Southwestern Energy (1)	1,779,000	64,720
Total Energy		1,365,787
FINANCIALS 7.5%		
Capital Markets 1.3%		
Charles Schwab	3,750,000	79,275
TD Ameritrade Holding	7,750,000	202,895
		282,170
Commercial Banks 0.1%		
TCF Financial	1,600,000	22,848
		22,848
Diversified Financial Services 2.3%		
CBOE Holdings	4,000,000	180,920
IntercontinentalExchange (1)	725,000	131,530
MSCI, Class A (1)	4,870,000	196,066
		508,516
Insurance 3.2%		
Fidelity National Financial	8,000,000	212,800
HCC Insurance Holdings	4,000,000	175,280
Progressive	6,500,000	176,995
Willis Group Holdings	3,000,000	129,990
		695,065
Real Estate Management & Development 0.6%		
Jones Lang LaSalle	1,500,000	130,950
		130,950
Total Financials		1,639,549

HEALTH CARE 17.6%

Biotechnology 4.2%		
Alexion Pharmaceuticals (1)	1,000,000	116,160
Alkermes (1)	5,250,000	176,505
Alnylam Pharmaceuticals (1)	1,000,000	64,010
Cubist Pharmaceuticals (1)	1,000,000	63,550
Incyte (1)	2,250,000	85,838
Pharmacyclics (1)	750,000	103,815
Regeneron Pharmaceuticals (1)	550,000	172,078
Theravance (1)	621,689	25,421
Vertex Pharmaceuticals (1)	1,500,000	113,730
		921,107
Health Care Equipment & Supplies 4.4%		
CareFusion (1)	6,250,000	230,625
Cooper Companies	1,200,000	155,628
DENTSPLY International	6,000,000	260,460
IDEXX Laboratories (1)	2,125,000	211,756
Teleflex	1,250,000	102,850
		961,319
Health Care Providers & Services 4.3%		
Catamaran (1)	2,053,700	94,368
Envision Healthcare Holdings (1)	2,000,000	52,060
Henry Schein (1)	2,000,000	207,400
Laboratory Corporation of America (1)	3,000,000	297,420
MEDNAX (1)	1,250,000	125,500
Universal Health Services	2,400,000	179,976
		956,724
Life Sciences Tools & Services 3.6%		
Agilent Technologies	4,250,000	217,813
Bruker (1)	7,500,000	154,875
Covance (1)(2)	3,000,000	259,380
Illumina (1)	1,300,000	105,079

Mettler-Toledo International (1)	225,000	54,020
		791,167
Pharmaceuticals 1.1%		
Hospira (1)	3,500,000	137,270
Valeant Pharmaceuticals International (1)	1,000,000	104,330
		241,600
Total Health Care		3,871,917
INDUSTRIALS & BUSINESS SERVICES 21.3%		
Aerospace & Defense 1.2%		
Textron	10,000,000	276,100
		276,100
Airlines 0.5%		
Alaska Air Group	1,750,000	109,585
		109,585
Commercial Services & Supplies 2.4%		
IHS (1)	3,200,000	365,376
Waste Connections	3,500,000	158,935
		524,311
Construction & Engineering 1.2%		
Quanta Services (1)	9,525,000	262,033
		262,033
Electrical Equipment 4.6%		
Acuity Brands	1,375,000	126,527
AMETEK	5,000,000	230,100
Babcock & Wilcox (2)	8,000,000	269,760
Roper Industries	2,000,000	265,740
Sensata Technologies Holding (1)	3,000,000	114,810
		1,006,937

Industrial Conglomerates 0.2%		
McDermott International (1)	6,000,000	44,580
		44,580
Machinery 4.8%		
Colfax (1)	2,650,000	149,698
IDEX	4,500,000	293,625
Nordson	1,000,000	73,630
Pall	3,850,000	296,604
Rexnord (1)	2,200,000	45,760
WABCO Holdings (1)	2,250,000	189,585
		1,048,902
Professional Services 3.2%		
Equifax	3,000,000	179,550
ManpowerGroup (2)	4,750,000	345,515
Verisk Analytics, Class A (1)	2,875,000	186,760
		711,825
Road & Rail 2.0%		
Hertz Global Holdings (1)	6,000,000	132,960
J.B. Hunt Transport Services	2,000,000	145,860
Kansas City Southern	1,500,000	164,040
		442,860
Trading Companies & Distributors 1.2%		
Fastenal	5,250,000	263,813
		263,813
Total Industrials & Business Services		4,690,946
INFORMATION TECHNOLOGY 18.9%		
Communications Equipment 1.9%		
JDS Uniphase (1)(2)	15,000,000	220,650

Motorola Solutions	3,500,000	207,830
		428,480
Computers & Peripherals 0.3%		
SanDisk	1,000,000	59,510
		59,510
Electronic Equipment, Instruments & Components 1.0%		
FEI	450,000	39,510
IPG Photonics	1,400,000	78,834
Trimble Navigation (1)	3,500,000	103,985
		222,329
Internet Software & Services 3.0%		
Akamai Technologies (1)	4,250,000	219,725
Dropbox, Acquisition Date: 5/1/12 Acquisition Cost $3,992 (1)(3)(4)	441,181	4,313
LinkedIn (1)	397,400	97,784
Rackspace Hosting (1)	2,500,000	131,900
VeriSign (1)	4,250,000	216,282
		670,004
IT Services 5.4%		
Amdocs	3,143,300	115,171
CoreLogic (1)	3,650,000	98,732
Fidelity National Information	2,000,000	92,880
Fiserv (1)	3,500,000	353,675
Gartner (1)	4,000,000	240,000
Global Payments	2,500,000	127,700
Vantiv, Class A (1)	5,500,000	153,670
		1,181,828
Semiconductor & Semiconductor Equipment 3.4%		
Altera	4,500,000	167,220
Atmel (1)	16,000,000	119,040
Avago Technologies	2,500,000	107,800
Cree (1)	1,000,000	60,190

Microchip Technology	2,500,000	100,725
Xilinx	4,000,000	187,440
		742,415
Software 3.9%		
Concur Technologies (1)	1,750,000	193,375
FactSet Research Systems	2,000,000	218,200
FireEye (1)	185,300	7,696
Red Hat (1)	4,500,000	207,630
ServiceNow (1)	2,850,000	148,057
Workday (1)	1,000,000	80,930
		855,888
Total Information Technology		4,160,454
MATERIALS 3.5%		
Chemicals 1.6%		
Celanese, Series A	3,000,000	158,370
Rockwood Holdings	3,000,000	200,700
		359,070
Construction Materials 0.5%		
Martin Marietta Materials	1,200,000	117,804
		117,804
Containers & Packaging 0.3%		
Ball	1,500,000	67,320
		67,320
Metals & Mining 1.1%		
Agnico-Eagle Mines	3,500,000	92,645
Franco-Nevada (CAD)	3,000,000	136,100
		228,745
Total Materials		772,939

UTILITIES 1.1%		
Independent Power Producers & Energy Traders 1.1%		
Calpine (1)	13,000,000	252,590
Total Utilities		252,590
Total Common Stocks (Cost $13,288,158)		21,037,074
CONVERTIBLE PREFERRED STOCKS 0.3%		
CONSUMER DISCRETIONARY 0.1%		
Internet & Catalog Retail 0.1%		
coupons.com, Acquisition Date: 6/1/11 Acquisition Cost $41,923 (1)(3)(4)	7,631,664	27,322
Total Consumer Discretionary		27,322
INFORMATION TECHNOLOGY 0.2%		
Internet Software & Services 0.2%		
Dropbox, Series A, Acquisition Date: 5/1/12 Acquisition Cost $5,263 (1)(3)(4)	581,600	5,685
Dropbox, Series A-1, Acquisition Date: 5/1/12 Acquisition Cost $26,098 (1)(3)(4)	2,884,077	28,192
LivingSocial, Acquisition Date: 4/1/11 Acquisition Cost $52,158 (1)(2)(3)(4)	9,229,900	5,353
Total Information Technology		39,230
Total Convertible Preferred Stocks (Cost $125,443)		66,552
SHORT-TERM INVESTMENTS 4.3%		
Money Market Funds 4.3%		
T. Rowe Price Government Reserve Investment Fund, 0.02% (2)(5)	938,431,828	938,432
Total Short-Term Investments (Cost $938,432)		938,432

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the fund's relative ownership, the following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2013. Purchase and sales cost and investment income reflect all activity for the period then ended.

Affiliate	Purchase Cost	Sales Cost	Investment Income	Value 9/30/13	Value 12/31/12
Babcock & Wilcox	$ 15,424	$ 1,206	$ 1,856	$ 269,760	$ 199,246
Covance	3,978	24,084	—	259,380	196,418
Dean Foods	116	99	—	125,450	—
Dean Foods, Delisted	181,914	760	—	—	—
DENTSPLY International	3,826	80,938	1,282	*	316,880
Gardner Denver	184	179,345	91	—	246,559
Gartner	3,505	75,052	—	*	276,304
IDEX	3,968	2,411	2,970	*	209,385
JDS Uniphase	3,252	14,463	—	220,650	216,640
LivingSocial	—	—	—	5,353	2,861
ManpowerGroup	4,371	2,142	2,185	345,515	201,590
McDermott International	543	90,620	—	*	137,750
SM Energy	3,406	2,070	175	270,165	182,735
TCF Financial	1,372	94,570	932	*	100,238
TreeHouse Foods	2,051	1,481	—	*	104,260
Whitewave Foods Class A	72,043	714	—	*	—
Workday	460	20,865	—	*	50,391
Workday, Class B	—	—	—	—	42,113
T. Rowe Price Government Reserve Investment Fund, 0.03%	¤	¤	—^	938,432	568,450
T. Rowe Price Short-Term Reserve Fund, 0.01%	¤	¤	—^	—	—
Totals			$ 9,491	$ 2,434,705	$ 3,051,820

* On the date indicated, issuer was held but not considered an affiliated company.

¤ Purchase and sale information not shown for cash management funds.

^ Excludes earnings on securities lending collateral, which are subject to rebates and fees.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Mid-Cap Growth Fund
Unaudited

Notes to Portfolio of Investments

T. Rowe Price Mid-Cap Growth Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
On January 1, 2013, the fund adopted new accounting guidance, issued by the Financial Accounting Standards Board, that requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. Adoption had no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2013:

There were no material transfers between Levels 1 and 2 during the period.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2013. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2013, totaled $17,062,000 for the period ended September 30, 2013.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At September 30, 2013, the cost of investments for federal income tax purposes was $14,352,033,000. Net unrealized gain aggregated $7,690,025,000 at period-end, of which $7,893,931,000 related to appreciated investments and $203,906,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Mid-Cap Growth Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 20, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 20, 2013

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date November 20, 2013